J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

JPMorgan BetaBuilders Emerging Markets Equity ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Summary Prospectuses and Prospectus

Effective June 20, 2024, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

JPMorganBetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2018	Executive Director
Michael Loeffler	2018	Executive Director
Alex Hamilton	2018	Executive Director

JPMorgan BetaBuilders Emerging Markets Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alex Hamilton	2023	Executive Director
Nicholas D’Eramo	2023	Executive Director
Michael Loeffler	2023	Executive Director

JPMorgan BetaBuilders International Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2019	Executive Director
Michael Loeffler	2019	Executive Director
Alex Hamilton	2019	Executive Director

SUP-ETF-P-524

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michael Loeffler	2019	Executive Director
Nicholas D’Eramo	2019	Executive Director
Alex Hamilton	2019	Executive Director

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2020	Executive Director
Michael Loeffler	2020	Executive Director
Alex Hamilton	2020	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Equity ETF, BetaBuilders U.S. Mid Cap Equity ETF and BetaBuilders U.S. Small Cap Equity ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Equity ETF, BetaBuilders U.S. Mid Cap Equity ETF and BetaBuilders U.S. Small Cap Equity ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Nicholas D’Eramo, Executive Director, Michael Loeffler, Executive Director, and Alex Hamilton, Executive Director. The team is responsible for managing each Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, managing cash flows, coordinating with members of the portfolio management team to focus on certain portfolios, implementing investment strategy, and researching and reviewing investment strategy. Mr. D’Eramo has been a portfolio manager for JPMIM since 2005 and an employee of the firm or one of its predecessors since 1999. Mr. Loeffler has been a portfolio manager for JPMIM since 2004 and has been an employee of the firm or one of its predecessors since 1999. Mr. Loeffler is a CFA charterholder. Mr. Hamilton has been a portfolio manager for JPMIM since April 2017. Prior to joining JPMIM, he was an assistant portfolio manager at the Ohio Public Employees Retirement System from 2013 until 2017. Before that time, he worked at Huntington National Bank in the corporate treasury and mortgage capital markets departments. Mr. Hamilton is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

JPMorgan BetaBuilders Emerging Markets Equity ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Statement of Additional Information, as supplemented

Effective June 20, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders Canada ETF
Nicholas D’Eramo	19	$51,169,296	10	$28,979,187	4	$539,250
Michael Loeffler	19	51,169,296	10	28,979,187	4	539,250
Alex Hamilton	12	34,548,442	10	28,979,187	245	5,230,724

BetaBuilders Developed Asia Pacific ex-Japan ETF
Nicholas D’Eramo	19	53,046,369	10	28,979,187	4	539,250
Michael Loeffler	19	53,046,369	10	28,979,187	4	539,250
Alex Hamilton	12	36,425,515	10	28,979,187	245	5,230,724

BetaBuilders Emerging Markets Equity ETF
Alex Hamilton	12	39,752,012	10	28,979,187	245	5,230,724
Nicholas D’Eramo	19	56,372,865	10	28,979,187	4	539,250
Michael Loeffler	19	56,372,865	10	28,979,187	4	539,250

BetaBuilders Europe ETF
Nicholas D’Eramo	19	51,712,910	10	28,979,187	4	539,250
Michael Loeffler	19	51,712,910	10	28,979,187	4	539,250
Alex Hamilton	12	35,092,057	10	28,979,187	245	5,230,724

BetaBuilders International Equity ETF
Nicholas D’Eramo	19	53,296,065	10	28,979,187	4	539,250
Michael Loeffler	19	53,296,065	10	28,979,187	4	539,250
Alex Hamilton	12	36,675,211	10	28,979,187	245	5,230,724

BetaBuilders Japan ETF
Nicholas D’Eramo	19	48,059,845	10	28,979,187	4	539,250
Michael Loeffler	19	48,059,845	10	28,979,187	4	539,250
Alex Hamilton	12	31,438,991	10	28,979,187	245	5,230,724

SUP-SAI-ETF-P-524

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Equity ETF
Michael Loeffler	19	$54,683,552	10	$28,979,187	4	$539,250
Nicholas D’Eramo	19	54,683,552	10	28,979,187	4	539,250
Alex Hamilton	12	38,062,698	10	28,979,187	245	5,230,724

BetaBuilders U.S. Mid Cap Equity ETF
Michael Loeffler	19	55,442,162	10	28,979,187	4	539,250
Nicholas D’Eramo	19	55,442,162	10	28,979,187	4	539,250
Alex Hamilton	12	38,821,308	10	28,979,187	245	5,230,724

BetaBuilders U.S. Small Cap Equity ETF
Nicholas D’Eramo	19	56,232,548	10	28,979,187	4	539,250
Michael Loeffler	19	56,232,548	10	28,979,187	4	539,250
Alex Hamilton	12	39,611,694	10	28,979,187	245	5,230,724

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders Canada ETF
Nicholas D’Eramo	0	$0	0	$0	0	$0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

BetaBuilders Developed Asia Pacific ex-Japan ETF
Nicholas D’Eramo	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

BetaBuilders Emerging Markets Equity ETF
Alex Hamilton	0	0	0	0	0	0
Nicholas D’Eramo	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0

BetaBuilders Europe ETF
Nicholas D’Eramo	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

BetaBuilders International Equity ETF
Nicholas D’Eramo	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

BetaBuilders Japan ETF
Nicholas D’Eramo	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Equity ETF
Michael Loeffler	0	$0	0	$0	0	$0
Nicholas D’Eramo	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

BetaBuilders U.S. Mid Cap Equity ETF
Michael Loeffler	0	0	0	0	0	0
Nicholas D’Eramo	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

BetaBuilders U.S. Small Cap Equity ETF
Nicholas D’Eramo	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective June 20, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager as of October 31, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders Canada ETF
Nicholas D’Eramo		X
Michael Loeffler		X
Alex Hamilton		X

BetaBuilders Developed Asia Pacific ex-Japan ETF
Nicholas D’Eramo	X
Michael Loeffler	X
Alex Hamilton	X

BetaBuilders Emerging Markets Equity ETF
Alex Hamilton	X
Nicholas D’Eramo	X
Michael Loeffler	X

BetaBuilders Europe ETF
Nicholas D’Eramo	X
Michael Loeffler	X
Alex Hamilton	X

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders International Equity ETF
Nicholas D’Eramo			X
Michael Loeffler			X
Alex Hamilton		X

BetaBuilders Japan ETF
Nicholas D’Eramo	X
Michael Loeffler	X
Alex Hamilton	X

BetaBuilders U.S. Equity ETF
Michael Loeffler			X
Nicholas D’Eramo			X
Alex Hamilton				X

BetaBuilders U.S. Mid Cap Equity ETF
Michael Loeffler		X
Nicholas D’Eramo	X
Alex Hamilton	X

BetaBuilders U.S. Small Cap Equity ETF
Nicholas D’Eramo	X
Michael Loeffler		X
Alex Hamilton			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE